INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Goodwill	$ 4,551	$ 4,557
Operating segments | Pipelines
Disclosure of operating segments [line items]
Goodwill	2,716	2,722
Operating segments | Facilities
Disclosure of operating segments [line items]
Goodwill	396	396
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Goodwill	$ 1,439	$ 1,439